Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Estimated amortization expense
2023	$ 7,913
2024	7,256
2025	6,437
2026	2,294
2027	2,640
Thereafter	53,674
Total	80,214
VOBA
Estimated amortization expense
2023	2,272
2024	2,296
2025	2,070
2026	1,892
2027	2,238
Thereafter	53,554
Total	64,322
Other definite- lived intangible assets
Estimated amortization expense
2023	5,641
2024	4,960
2025	4,367
2026	402
2027	402
Thereafter	120
Total	$ 15,892